Stock Options (Narrative) (Details)	1 Months Ended	3 Months Ended			6 Months Ended
	Nov. 08, 2024 Share $ / shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) Share shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) Share shares	Sep. 30, 2023 USD ($)	May 14, 2019 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options forfeited | Share			85,536			154,928
Exercise price of stock options forfeited | $ / shares		$ 10.55			$ 8.2
Share-based payments | $			$ 289,893	$ 405,470		$ 697,898	$ 1,118,697
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement		311,383	311,383		311,383	311,383
Number of performance based awards available for issuance in share based arrangement		2,499,116	2,499,116		2,499,116	2,499,116
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement		311,383	311,383		311,383	311,383
Number of performance based awards available for issuance in share based arrangement		2,499,116	2,499,116		2,499,116	2,499,116
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement								2,129,999
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement									1,491,541
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options forfeited | Share	33,000
Exercise price of stock options forfeited | $ / shares	$ 4.05